Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Driehaus Mutual Funds
Entity Central Index Key	0001016073
Document Period End Date	Jun. 30, 2024
C000101771 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Small Cap Growth Fund
Class Name	Driehaus Emerging Markets Small Cap Growth Fund
Trading Symbol	DRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Small Cap Growth Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	$67	1.24%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 17.31% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Small Cap Index , which returned 7.04% during the same period.  It also outperformed the MSCI Emerging Markets Small Cap Growth Index, which returned 6.25%.
The first half of 2024 was characterized by rising geopolitical uncertainty, marked by increasing tensions in the Middle East and volatility associated with the heavy global election calendar.  Outperformance was driven by stock selection in India and South Korea.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
HD Hyundai Electric Co., Ltd. engages in the manufacture of electrical equipment; and
Asia Vital Components Co., Ltd., a Taiwan listed company, which provides thermal solution services and engages in the manufacture and sale of electronics equipment.
Sectors | The top contributors for the Fund by sector were the industrials and information technology sectors.
Countries | India and South Korea were the top contributors by country for the Fund.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Azul S.A., is a Brazilian holding company, which, together with its subsidiaries,provides air transportation services in Brazil and internationally; and
GCC SAB de CV engages in the production, distribution, and sale of cement, ready-mixed concrete, aggregate, and other products used in the construction industry.
Sectors | No sectors detracted from performance in the first half of 2024.
Countries | Top detractors for the Fund by country were Brazil and Mexico.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	21.04%	11.95%	5.38%
MSCI Emerging Markets Index - Net	12.55%	3.10%	2.79%
MSCI Emerging Markets Small Cap Index - Net	20.04%	9.99%	5.15%
MSCI Emerging Markets Small Cap Growth Index - Net	16.82%	10.07%	4.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 118,135,190
Holdings Count | Holding	84
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$118,135,190
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period (not annualized)	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	5.9%
FPT Corp.	3.8%
HD Hyundai Electric Co. Ltd.	3.7%
Vista Energy SAB de CV - ADR	2.4%
Titagarh Rail System Ltd.	2.2%
ASPEED Technology, Inc.	2.1%
Hanwha Aerospace Co. Ltd.	2.1%
GMR Airports Infrastructure Ltd.	1.8%
Cury Construtora e Incorporadora SA	1.8%
LIG Nex1 Co. Ltd.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	5.9%
FPT Corp.	3.8%
HD Hyundai Electric Co. Ltd.	3.7%
Vista Energy SAB de CV - ADR	2.4%
Titagarh Rail System Ltd.	2.2%
ASPEED Technology, Inc.	2.1%
Hanwha Aerospace Co. Ltd.	2.1%
GMR Airports Infrastructure Ltd.	1.8%
Cury Construtora e Incorporadora SA	1.8%
LIG Nex1 Co. Ltd.	1.7%

C000176647 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Global Fund
Class Name	Driehaus Global Fund
Trading Symbol	DMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Global Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Material Fund Change Notice [Text Block]	This report describes a planned change to the Fund that will occur subsequent to the reporting period.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Global Fund (DMAGX)	$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 17.32% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI AC World Index (the “Benchmark”) which returned 11.30% during the same period.
Outperformance for the Fund during the first half of 2024 was driven primarily by security selection.   On a relative basis, all sectors outperformed the Benchmark.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
NVIDIA Corp., an American multinational technology company that engages in the design and manufacture of computer graphics processors, chipsets, and related multimedia software; and
Super Micro Computer, Inc., an American information technology company which engages in the distribution and manufacture of information technology solutions and other computer products.
Sectors | The top contributors for the Fund by sector were the information technology and communication services sectors.
Countries | The top contributors for the Fund by country were the United States and the United Kingdom.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Grifols S.A., a Spanish multinational pharmaceutical and chemical manufacturer, which engages in the production of plasma derivatives; and
Adyen N.V., a Dutch payment platform business. Products include online payments, point of sale, marketplaces, and unified commerce.
Sectors | The only detractor for the Fund by sector was the real estate sector.
Countries | The top detractors for the Fund by country were Spain and Germany.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on April 10, 2017 compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Driehaus Global Fund (DMAGX)	25.03%	9.46%	9.14%
MSCI ACWI Index - Net	19.37%	10.76%	10.38%

Performance Inception Date	Apr. 10, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 59,249,777
Holdings Count | Holding	84
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$59,249,777
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period (not annualized)	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	4.9%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	4.8%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.2%
Alphabet, Inc. - A	3.6%
Amazon.com, Inc.	2.9%
Exxon Mobil Corp.	2.5%
Shell PLC	2.2%
Tencent Holdings Ltd.	2.2%
Rolls-Royce Holdings PLC	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	4.9%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	4.8%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.2%
Alphabet, Inc. - A	3.6%
Amazon.com, Inc.	2.9%
Exxon Mobil Corp.	2.5%
Shell PLC	2.2%
Tencent Holdings Ltd.	2.2%
Rolls-Royce Holdings PLC	2.1%

Material Fund Change [Text Block]
Material Fund Changes
As of August 5, 2024, the Driehaus Global Fund modified its principal investment strategy to acknowledge its growth-style of investment and modified its principal risk disclosure to acknowledge growth stock risk.
This is a summary of a planned change to the Fund. For more complete information, you may review the Fund’s prospectus supplement, filed August 5, 2024, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Material Fund Change Strategies [Text Block]	As of August 5, 2024, the Driehaus Global Fund modified its principal investment strategy to acknowledge its growth-style of investment
Material Fund Change Risks Change [Text Block]	modified its principal risk disclosure to acknowledge growth stock risk.
Summary of Change Legend [Text Block]
This is a summary of a planned change to the Fund. For more complete information, you may review the Fund’s prospectus supplement, filed August 5, 2024, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Updated Prospectus Phone Number	1-800-560-6111
Updated Prospectus Web Address	www.driehaus.com/fund-resources
C000249377 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus International Developed Equity Fund
Class Name	Driehaus International Developed Equity Fund
Trading Symbol	DIDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus International Developed Equity Fund (“Fund”) for the period of April 30, 2024 (Commencement of Operations) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Period April 30, 2024 (Commencement of Operations) to June 30, 2024
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Developed Equity Fund (DIDEX)	$13	0.80%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.20% for the two-month period ended  June 30, 2024. The Fund underperformed its performance benchmark, the MSCI AC World ex USA Small Cap Growth Index, which returned 3.11% during the same period.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Novo Nordisk A/S is a Danish global healthcare company, which engages in the discovery, development, manufacturing and marketing of pharmaceutical products in the diabetes, obesity care and rare disease segments; and
ASML Holding NV is a Dutch company that engages in the development, production, marketing, sales, upgrading and servicing of advanced semiconductor equipment systems, including lithography, metrology and inspection systems.
Sectors | The top contributors for the Fund by sector were the healthcare and financials.
Countries | Japan, Denmark, and the United Kingdom were the top contributors by country for the Fund.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
NICE Ltd. ADR is an Israeli company that engages in the provision of enterprise software solutions and services for the consumer engagement, financial crime and compliance solution segments; and
Banco Bilbao Vizcaya Argentaria, S.A. is headquartered in Spain and engages in the traditional banking businesses of retail banking, asset management, private banking, and wholesale banking.
Sectors | Top detractors by sector for the Fund were materials and real estate.
Countries | Top detractors for the Fund by country were Israel and France.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on April 30, 2024 compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Driehaus International Developed Equity Fund (DIDEX)	1.20%
MSCI World ex USA Index - Net	2.10%
MSCI World ex USA Growth Index - Net	3.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 1,128,966
Holdings Count | Holding	49
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,128,966
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period (not annualized)	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
ASML Holding NV	5.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	4.4%
Novo Nordisk A/S - B	4.3%
Industria de Diseno Textil SA	3.2%
Siemens Energy AG	2.9%
Nestle SA	2.8%
Cameco Corp.	2.6%
Lonza Group AG	2.6%
Alcon, Inc.	2.6%
Rolls-Royce Holdings PLC	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASML Holding NV	5.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	4.4%
Novo Nordisk A/S - B	4.3%
Industria de Diseno Textil SA	3.2%
Siemens Energy AG	2.9%
Nestle SA	2.8%
Cameco Corp.	2.6%
Lonza Group AG	2.6%
Alcon, Inc.	2.6%
Rolls-Royce Holdings PLC	2.6%

C000050883 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus International Small Cap Growth Fund
Class Name	Driehaus International Small Cap Growth Fund
Trading Symbol	DRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus International Small Cap Growth Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Small Cap Growth Fund (DRIOX)	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.95% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI AC World ex USA Small Cap Growth Index which returned 2.51% during the same period.
The first half of 2024 produced mixed returns globally for ex-US markets, with interest rate volatility and in many cases election results creating dispersion at the country level.  Outperformance for the Fund came from strong stock selection from both a country and sector perspective.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Celestica, Inc., a multinational design, manufacturing, hardware platform and supply chain electronics manufacturing services company headquartered in Toronto, Ontario; and
Asics Corp., a Japanese multinational corporation that engages in the manufacture and sale of sporting goods.
Sectors | The top contributors for the Fund by sector were the information technology and industrials sectors.
Countries | The top contributors for the Fund by country were Italy and Canada.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Jins Holdings, Inc., a Japanese company which engages in the planning, manufacture, import and export sales of eyewear and fashion accessories; and
Grifols S.A., a Spanish multinational pharmaceutical and chemical manufacturer, which engages in the production of plasma derivatives.
Sectors | The top detractors for the Fund by sector were the materials and health care sectors.
Countries | The top detractors for the Fund by country were France and Mexico.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus International Small Cap Growth Fund (DRIOX)	12.90%	7.89%	6.75%
MSCI All Country World ex USA Index - Net	11.62%	5.55%	3.84%
MSCI All Country World ex USA Small Cap Growth Index - Net	8.75%	5.52%	4.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 234,459,899
Holdings Count | Holding	110
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$234,459,899
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period (not annualized)	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	2.5%
Saipem SpA	2.0%
Indra Sistemas SA	1.7%
Asics Corp.	1.7%
DO & CO AG	1.7%
Glanbia PLC	1.7%
DOF Group ASA	1.6%
SUESS MicroTec SE	1.6%
Comet Holding AG	1.6%
Intermediate Capital Group PLC	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	2.5%
Saipem SpA	2.0%
Indra Sistemas SA	1.7%
Asics Corp.	1.7%
DO & CO AG	1.7%
Glanbia PLC	1.7%
DOF Group ASA	1.6%
SUESS MicroTec SE	1.6%
Comet Holding AG	1.6%
Intermediate Capital Group PLC	1.5%

C000132648 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Micro Cap Growth Fund
Class Name	Driehaus Micro Cap Growth Fund
Trading Symbol	DMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Micro Cap Growth Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Micro Cap Growth Fund (DMCRX)	$73	1.37%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 14.23% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the Russell Microcap® Growth Index (the “Benchmark”) which returned 0.67% during the same time period.
The U.S. equity market experienced a mixed first half of 2024. Large cap companies experienced positive gains driven by strength in the mega cap tech stocks. Large cap stocks outperformed small caps and mid caps overall.  Outperformance for the Fund against the Benchmark was driven by stock selection in the health care and industrials sectors.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products; and
Modine Manufacturing Co. engages in the provision of thermal management products and solutions.
Sectors | The top contributors for the Fund by sector were the health care and industrials sectors.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Applied Optoelectronics, Inc., which engages in the design and manufacture of optical communications products; and
Kura Sushi USA, Inc., which engages in the operation of technology-enabled Japanese restaurants.
Sectors | The top detractors for the Fund by sector were the financials and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Micro Cap Growth Fund (DMCRX)	14.44%	15.40%	15.84%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Microcap® Growth Index	2.49%	2.92%	3.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 266,782,685
Holdings Count | Holding	113
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$266,782,685
Total number of portfolio holdings	113
Portfolio turnover rate as of the end of the reporting period (not annualized)	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.8%
Modine Manufacturing Co.	2.8%
TransMedics Group, Inc.	2.6%
Camtek Ltd.	1.9%
FTAI Aviation Ltd.	1.9%
Veeco Instruments, Inc.	1.9%
Credo Technology Group Holding Ltd.	1.9%
Xenon Pharmaceuticals, Inc.	1.7%
Sterling Infrastructure, Inc.	1.7%
Arlo Technologies, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.8%
Modine Manufacturing Co.	2.8%
TransMedics Group, Inc.	2.6%
Camtek Ltd.	1.9%
FTAI Aviation Ltd.	1.9%
Veeco Instruments, Inc.	1.9%
Credo Technology Group Holding Ltd.	1.9%
Xenon Pharmaceuticals, Inc.	1.7%
Sterling Infrastructure, Inc.	1.7%
Arlo Technologies, Inc.	1.7%

C000190956 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	DIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Institutional Class (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.72% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Index (“Benchmark”), which returned 7.49% during the same period. It also outperformed the MSCI Emerging Markets Growth Index, which returned 8.45%.
During the first half of 2024, the Fund’s outperformance was driven by strong stock selection. From a country perspective, China was the biggest positive driver of returns despite the Fund being underweight its Benchmark in an outperforming market.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Taiwan Semiconductors Manufacturing Co. Ltd. Sponsored ADR, a Taiwanese multinational semiconductor contract manufacturing and design company; and
Tencent Holdings Ltd., a Chinese multinational technology conglomerate and holding company.
Sectors | The top contributors for the Fund by sector were the information technology and communication services sectors.
Countries | India, Taiwan, and  China were the top contributors by country for the Fund.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Fibra Uno Administracion SA de CV Series 11, which is a real estate investment trust (REIT) engaging in the acquisition, development and operation of various types of real estate projects; and
Grupo Financiero Banorte SAB de CV is a Mexican banking and financial services holding company.
Sectors | Top detractors by sector for the Fund were the real estate and consumer staples sectors.
Countries | Top detractors for the Fund by country were Brazil and Mexico.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	16.96%	5.75%	4.59%
MSCI Emerging Markets Index - Net	12.55%	3.10%	2.79%
MSCI Emerging Markets Growth Index - Net	11.08%	3.18%	3.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 3,106,022,559
Holdings Count | Holding	122
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,106,022,559
Total number of portfolio holdings	122
Portfolio turnover rate as of the end of the reporting period (not annualized)	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.5%
Tencent Holdings Ltd.	6.6%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	6.5%
Samsung Electronics Co. Ltd.	5.7%
ICICI Bank Ltd. - SP ADR	2.5%
SK Hynix, Inc.	1.8%
Reliance Industries Ltd.	1.7%
Tencent Music Entertainment Group - ADR	1.5%
Shell PLC	1.4%
PetroChina Co. Ltd. - H	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.5%
Tencent Holdings Ltd.	6.6%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	6.5%
Samsung Electronics Co. Ltd.	5.7%
ICICI Bank Ltd. - SP ADR	2.5%
SK Hynix, Inc.	1.8%
Reliance Industries Ltd.	1.7%
Tencent Music Entertainment Group - ADR	1.5%
Shell PLC	1.4%
PetroChina Co. Ltd. - H	1.4%

C000005025 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Investor Class
Trading Symbol	DREGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Investor Class (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	$65	1.23%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.56% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Index (“Benchmark”), which returned 7.49% during the same period.  It also outperformed the MSCI Emerging Markets Growth Index, which returned 8.45%.
During the first half of 2024, the Fund’s outperformance was driven by strong stock selection. From a country perspective, China was the biggest positive driver of returns despite the Fund being underweight its Benchmark in an outperforming market.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Taiwan Semiconductors Manufacturing Co. Ltd. (Sponsored ADR), a Taiwanese multinational semiconductor contract manufacturing and design company; and
Tencent Holdings Ltd., a Chinese multinational technology conglomerate and holding company.
Sectors | The top contributors for the Fund by sector were the information technology and communication services sectors.
Countries | India, Taiwan, and China  were the top contributors by country for the Fund.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Fibra Uno Administracion SA de CV Series 11, which is a real estate investment trust (REIT) engaging in the acquisition, development and operation of various types of real estate projects; and
Grupo Financiero Banorte SAB de CV is a Mexican banking and financial services holding company.
Sectors | Top detractors by sector for the Fund were the real estate and consumer staples sectors.
Countries | Top detractors for the Fund by country were Brazil and Mexico.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	16.69%	5.51%	4.43%
MSCI Emerging Markets Index - Net	12.55%	3.10%	2.79%
MSCI Emerging Markets Growth Index - Net	11.08%	3.18%	3.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 3,106,022,559
Holdings Count | Holding	122
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,106,022,559
Total number of portfolio holdings	122
Portfolio turnover rate as of the end of the reporting period (not annualized)	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.5%
Tencent Holdings Ltd.	6.6%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	6.5%
Samsung Electronics Co. Ltd.	5.7%
ICICI Bank Ltd. - SP ADR	2.5%
SK Hynix, Inc.	1.8%
Reliance Industries Ltd.	1.7%
Tencent Music Entertainment Group - ADR	1.5%
Shell PLC	1.4%
PetroChina Co. Ltd. - H	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.5%
Tencent Holdings Ltd.	6.6%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	6.5%
Samsung Electronics Co. Ltd.	5.7%
ICICI Bank Ltd. - SP ADR	2.5%
SK Hynix, Inc.	1.8%
Reliance Industries Ltd.	1.7%
Tencent Music Entertainment Group - ADR	1.5%
Shell PLC	1.4%
PetroChina Co. Ltd. - H	1.4%

C000124893 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Event Driven Fund
Class Name	Driehaus Event Driven Fund
Trading Symbol	DEVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Event Driven Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Event Driven Fund (DEVDX)	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned (0.57)% for the six-month period ended June 30, 2024. The S&P 500® Index returned 15.29% during the same period.
TOP PERFORMANCE CONTRIBUTORS
Investment Strategy |
Bond catalyst driven - Event-driven trades that are expressed predominately through bond positions.
Portfolio hedges - A hedge to an unwanted factor exposure, such as equity, volatility, credit or interest rate risk.
TOP PERFORMANCE DETRACTORS
Investment Strategy |
Equity catalyst driven - Event-driven trades that are expressed predominately through equity positions.
Risk Arbitrage - Trades that attempt to capture a valuation discrepancy between similar securities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Event Driven Fund (DEVDX)	5.80%	5.97%	4.14%
S&P 500® Index	24.56%	15.05%	12.86%
Morningstar Event Driven Category	5.13%	3.61%	3.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 207,407,695
Holdings Count | Holding	62
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$207,407,695
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period (not annualized)	55%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total exposure of the Fund. Asset Type Allocation
C000190999 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DNSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Institutional Class (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.21% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the Russell 2000® Growth Index (the “Benchmark”) which returned 4.44% during the same period.
The U.S. equity market experienced a mixed first half of 2024. Large cap companies experienced positive gains driven  by strength in the mega cap tech stocks. Large cap stocks outperformed small caps and mid caps overall.  Outperformance for the Fund compared to its Benchmark was driven by stock selection in the industrials, health care and information technology sectors.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products; and
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products.
Sectors | The top contributors for the Fund by sector were the information technology and industrials sectors.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Applied Optoelectronics, Inc., which engages in the design and manufacture of optical communications products; and
SentinelOne, Inc., which engages in the provision of endpoint security software that detects, models, and predicts threat behavior to block attacks on any computing device.
Sectors | The top detractors for the Fund by sector were the materials and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the fund.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	24.84%	14.44%	15.33%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Growth Index	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 784,729,182
Holdings Count | Holding	110
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$784,729,182
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period (not annualized)	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
TransMedics Group, Inc.	2.9%
FTAI Aviation Ltd.	2.3%
Crinetics Pharmaceuticals, Inc.	2.2%
Cameco Corp.	2.1%
Vaxcyte, Inc.	2.0%
Natera, Inc.	2.0%
BellRing Brands, Inc.	1.9%
Camtek Ltd.	1.9%
Axon Enterprise, Inc.	1.9%
Onto Innovation, Inc.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
TransMedics Group, Inc.	2.9%
FTAI Aviation Ltd.	2.3%
Crinetics Pharmaceuticals, Inc.	2.2%
Cameco Corp.	2.1%
Vaxcyte, Inc.	2.0%
Natera, Inc.	2.0%
BellRing Brands, Inc.	1.9%
Camtek Ltd.	1.9%
Axon Enterprise, Inc.	1.9%
Onto Innovation, Inc.	1.8%

C000190998 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	DVSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Investor Class (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	$50	0.91%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.10% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the Russell 2000® Growth Index (the “Benchmark”) which returned 4.44% during the same period.
The U.S. equity market experienced a mixed first half of 2024. Large cap companies experienced positive gains driven  by strength in the mega cap tech stocks. Large cap stocks outperformed small caps and mid caps overall.  Outperformance for the Fund compared to its Benchmark was driven by stock selection in the industrials, health care and information technology sectors.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products; and
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products.
Sectors | The top contributors for the Fund by sector were the information technology and industrials sectors.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Applied Optoelectronics, Inc., which engages in the design and manufacture of optical communications products; and
SentinelOne, Inc., which engages in the provision of endpoint security software that detects, models, and predicts threat behavior to block attacks on any computing device.
Sectors | The top detractors for the Fund by sector were the materials and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	24.57%	14.13%	15.12%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Growth Index	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 784,729,182
Holdings Count | Holding	110
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$784,729,182
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period (not annualized)	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
TransMedics Group, Inc.	2.9%
FTAI Aviation Ltd.	2.3%
Crinetics Pharmaceuticals, Inc.	2.2%
Cameco Corp.	2.1%
Vaxcyte, Inc.	2.0%
Natera, Inc.	2.0%
BellRing Brands, Inc.	1.9%
Camtek Ltd.	1.9%
Axon Enterprise, Inc.	1.9%
Onto Innovation, Inc.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
TransMedics Group, Inc.	2.9%
FTAI Aviation Ltd.	2.3%
Crinetics Pharmaceuticals, Inc.	2.2%
Cameco Corp.	2.1%
Vaxcyte, Inc.	2.0%
Natera, Inc.	2.0%
BellRing Brands, Inc.	1.9%
Camtek Ltd.	1.9%
Axon Enterprise, Inc.	1.9%
Onto Innovation, Inc.	1.8%

C000219126 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small/Mid Cap Growth Fund
Class Name	Driehaus Small/Mid Cap Growth Fund
Trading Symbol	DSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small/Mid Cap Growth Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small/Mid Cap Growth Fund (DSMDX)	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.68% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the Russell 2500® Growth Index (the “Benchmark”) which returned 3.93% during the same period.
The U.S. equity market experienced a mixed first half of 2024. Large cap companies experienced positive gains driven by strength in the mega cap tech stocks. Large cap stocks outperformed small caps and mid caps overall.  Outperformance for the Fund against the Benchmark was driven by stock selection in the information technology and industrials sectors.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products; and
Camtek Ltd., which engages in the business of developing and manufacturing high-end inspection and metrology equipment for the semiconductor industry.
Sectors | The top contributors for the Fund by sector were the information technology and industrials sectors.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Gitlab, Inc., which provides code hosting and collaboration platform services; and
SentinelOne, Inc., which engages in the provision of endpoint security software that detects, models, and predicts threat behavior to block attacks on any computing device.
Sectors | The top detractors for the Fund by sector were the materials and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on May 01, 2020 compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Driehaus Small/Mid Cap Growth Fund (DSMDX)	24.15%	18.47%
Russell 3000® Index	23.13%	18.37%
Russell 2500® Growth Index - Net	9.02%	11.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 54,451,615
Holdings Count | Holding	102
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,451,615
Total number of portfolio holdings	102
Portfolio turnover rate as of the end of the reporting period (not annualized)	62%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Axon Enterprise, Inc.	2.6%
Cameco Corp.	2.4%
Natera, Inc.	2.2%
Crinetics Pharmaceuticals, Inc.	2.1%
Onto Innovation, Inc.	2.1%
TransMedics Group, Inc.	2.1%
HEICO Corp.	2.0%
Camtek Ltd.	2.0%
BellRing Brands, Inc.	2.0%
Monday.com Ltd.	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Axon Enterprise, Inc.	2.6%
Cameco Corp.	2.4%
Natera, Inc.	2.2%
Crinetics Pharmaceuticals, Inc.	2.1%
Onto Innovation, Inc.	2.1%
TransMedics Group, Inc.	2.1%
HEICO Corp.	2.0%
Camtek Ltd.	2.0%
BellRing Brands, Inc.	2.0%
Monday.com Ltd.	1.9%